Acquisition - Additional Information (Details) - Longye. ¥ in Thousands			1 Months Ended
	Jan. 01, 2022	Jan. 13, 2020 CNY (¥) shares	Jan. 31, 2021	Jan. 01, 2021
Acquisition
Consideration for acquisition | ¥		¥ 117
Bridge Loan | ¥		¥ 100
Period considered for average closing price		30 days
Percentage of consideration shares were released				20.00%
Percentage of consideration shares subject to restrictions on transfer lifted	50		30
Class A ordinary shares
Acquisition
Shares issued for acquisition | shares		8,366,444
ADS
Acquisition
Shares issued for acquisition | shares		2,092,000